Subsequent Events (Details 2) - Expected - Subsequent event $ in Thousands	Sep. 08, 2015 USD ($) shares
Common Stock
Subsequent Events
Reverse stock split ratio (as a percent)	0.03333
R G Parent, LLC
Subsequent Events
Aggregate cash consideration	$ 81,000
Termination fee to RG	$ 5,250
Termination fee to RG, period after termination	12 months
Reverse termination fee from RG	$ 7,500
Fee if the event of a breach	$ 3,000
R G Parent, LLC | Common Stock
Subsequent Events
Number of shares of common stock issued | shares	8,870,968